Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 77,483	$ 78,420
Other financial assets	51,346	55,615
Marketable securities	29,029	27,525
Other current assets	2,618	2,529
Total current assets	160,476	164,089
Non-current assets
Marketable securities	56,132	61,142
Property, plant and equipment	975	1,069
Total non-current assets	57,107	62,211
Total assets	217,583	226,300
Current liabilities
Trade payables	3,554	3,490
Lease liability	336	343
Other current liabilities	3,385	2,868
Total current liabilities	7,275	6,701
Non-current liabilities
Lease liability	561	631
Total non-current liabilities	561	631
Total liabilities	7,836	7,332
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,463	291,463
Other reserves	4,293	4,651
Foreign currency translation reserve	(11,796)	(10,507)
Accumulated deficit	(75,514)	(67,940)
Total equity	209,747	218,968
Total liabilities and equity	$ 217,583	$ 226,300